Expense Example, No Redemption - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor New Markets Income Fund - Class M
Expense Example, No Redemption:
1 Year	$ 503
3 Years	721
5 Years	956
10 Years	1,631
Fidelity Advisor New Markets Income Fund - Class C
Expense Example, No Redemption:
1 Year	183
3 Years	566
5 Years	975
10 Years	1,919
Fidelity Advisor New Markets Income Fund - Class I
Expense Example, No Redemption:
1 Year	82
3 Years	255
5 Years	444
10 Years	990
Fidelity Advisor New Markets Income Fund - Class Z
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	871
Fidelity Advisor New Markets Income Fund - Class A
Expense Example, No Redemption:
1 Year	503
3 Years	721
5 Years	956
10 Years	$ 1,631